Average Annual Total Returns - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 28, 2023
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(19.04%)
Past 5 years	5.78%
Past 10 years	9.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.89%)
Past 5 years	3.33%
Past 10 years	7.82%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.08%)
Past 5 years	4.14%
Past 10 years	7.37%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(15.54%)
Past 5 years	6.21%
Past 10 years	9.28%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(17.31%)
Past 5 years	6.03%
Past 10 years	9.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(13.93%)
Past 5 years	7.29%
Past 10 years	10.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(13.77%)
Past 5 years	7.46%
Since Inception	9.16%	[1]
SP004
Average Annual Return:
Past 1 year	(13.06%)
Past 5 years	6.71%
Past 10 years	10.78%

[1]	A From February 1, 2017